LONG-TERM BANK DEBT (Tables)	12 Months Ended
Dec. 31, 2014
LONG-TERM BANK DEBT [Abstract]
Schedule of Currency, Linkage Terms, and Interest Rates
	Interest rate		December 31,
	2013	2014	2013	2014

	%
In or linked to NIS	3.33	-	$6	$-
In or linked to US$	3.65	3.65	2,375	1,875

			2,381	1,875
Less - current maturities			506	500

			$1,875	$1,375
Weighted average interest rates at the end of the year	3.65	3.65

Schedule of Aggregate Annual Maturities
2015	$500
2016	500
2017	500
2018	375

$1,875